Expense Example	Sep. 02, 2025 USD ($)
VELA Small Cap Fund | VELA Small Cap Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,202
Expense Example, with Redemption, 10 Years	2,043
VELA Small Cap Fund | VELA Small Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	1,946
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
VELA International Fund | VELA International Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,207
Expense Example, with Redemption, 10 Years	2,053
VELA International Fund | VELA International Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
VELA Income Opportunities Fund | VELA Income Opportunities FundVELA Income Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	606
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	1,762
VELA Income Opportunities Fund | VELA Income Opportunities FundVELA Income Opportunities Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
VELA Short Duration Fund | VELA Short Duration Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	588
Expense Example, with Redemption, 3 Years	776
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	1,564
VELA Short Duration Fund | VELA Short Duration Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 822